Deferred Government Grants	12 Months Ended
Dec. 31, 2014
Deferred Government Grants
Deferred Government Grants

14.Deferred Government Grants

Deferred government grants represent funding received from the government for R&D, or investment in building or improving production facility. The amount of deferred government grants as at year end is net of research and development expenditures or depreciation incurred or those recognized as government grant income. The Company received $3,520 (RMB 21.7 million) in 2014 (2013 - $842 (RMB 5.2 million, 2012 - $936 (RMB 5.9 million)).

Deferred government grants included $1,466 (RMB 9.1 million) represents the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings of RMB 20 million (December 31, 2013 - $1,800 (RMB 10.9 million)). $290 (RMB 1.8 million) which will be amortized in 2015 was included in the current portion and $1,176 (RMB 7.3 million) which will be amortized after 2015 was included in the non-current portion of the deferred government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. The Company has fulfilled the conditions attached to the government grant. Government grant relating to these production facilities of $290, $237 and $285 for the years ended December 31, 2014, 2013 and 2012, respectively, was recorded as a reduction to the related depreciation expenses.

Deferred government grants also included $630 (RMB 3.9 million) being the unamortized portion of the amount that the Company received in 2009 for purchasing equipment for H1N1 vaccine production with a total amount of $999 (RMB 6.2 million). The amount of $143 (RMB 0.9 million) which will be recognized in 2015 was included in the current portion and the amount of $487 (RMB 3.0 million) which will be recognized after 2015 was included in the non-current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. Government grants relating to the production facility of $143, $119 and $82 for the years ended December 31, 2014, 2013 and 2012, respectively, were recorded as a reduction to the related depreciation expenses.

Deferred government grants also included $81 (RMB 0.5 million) being the unamortized portion of the amount that the Company received in 2013 for purchasing equipment for H5N1 vaccine production. The amount of $16 (RMB 0.1 million) which will be amortized in 2015 was included in the current portion and the amount of $65 (RMB 0.4 million) which will be amortized after 2015 was included in the non-current portion of deferred government grants. Government grant relating to this production facility of $16 for the year ended December 31, 2014 was recorded as a reduction to the related depreciation expenses.

The Company received a government grant in the amount of $3,223 (RMB 20 million) for equipment purchase and construction of the EV71 vaccine production facility. As of December 31, 2014, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current government grant.

Deferred government grants also include $1,525 (RMB 9.5 million) that the Company received for research and development, as well as purchasing equipment for EV71 vaccine production. As of December 31, 2014, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current government grant.

Deferred government grants also include $723 (RMB 4.5 million) in relation to four other research projects. As of December 31, 2014, the conditions attached to three government grants totalling $642 (RMB 4 million) has not been fulfilled by the Company. As the Company does not expect to fulfill the conditions within one year, these grants are recorded as non-current deferred government grants (December 31, 2013 - $578 (RMB 3.6 million)). The Company expects to fulfil the conditions attached to one of the four grants and recorded $81 (RMB 0.5 million) as a current government grant (December 31, 2013 - $83 (RMB 0.5 million) in non-current government grant).

The Company received a loan of $1,934 (RMB 12million) bearing an interest rate of 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as non-current deferred government grant of $376 (December 31, 2013 - $383) (see note 9).